Investments in Equity Accounted Investees - Reconciliation from Financial Information of Significant Associate to its Carrying Value in Consolidated Financial Statements (Detail) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [Line Items]
Book value	₩ 109,611	₩ 113,989	₩ 122,507
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Net asset	₩ 129,798	₩ 121,335
Ownership interest	40.00%	40.00%
Net asset (applying ownership interest)	₩ 51,919	₩ 48,534
Intra-group transaction	(789)	(711)
Book value	₩ 50,697	₩ 47,823	₩ 46,511